Description of the Plan (Details) - EBP PMI DPSP	12 Months Ended
Dec. 31, 2025 USD ($) option
EBP, Description of Plan [Line Items]
Employer contribution, maximum non-elective contribution to eligible compensation, percentage	5.00%
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	5.00%
Number of investment options | option	20
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	15.00%
Participant contribution vesting percentage	100.00%
Employer contribution vesting service period	3 years
Employer contribution, vesting, year of service, period	1 year
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Highest outstanding loan balance prior to loan request, look-back period	12 months
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	0.00%
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	7.00%
Borrowing term	2 years
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	5.00%
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	15.00%
Borrowing term	25 years